UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06565

H&Q Life Sciences Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/13

Item 1.  Schedule of Investments.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2013

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES AND WARRANTS — 10.2% of Net Assets
	Convertible Preferred and Warrants (Restricted)(a) — 9.1%
	Biotechnologies/Biopharmaceuticals — 1.3%
3,324,401	Celladon Corporation Series A-1	$1,492,656
2,568,939	EBI Life Sciences, Inc. Series A (c)	11,303
2,862,324	Euthymics Biosciences, Inc. Series A (c)	1,099,991
239,236	MacroGenics, Inc. Series D	156,006
2,568,939	Neurovance, Inc. Series A (c)	199,863
6,917,950	Neurovance, Inc. Series A-1 (c)	538,217
		3,498,036
	Healthcare Services — 1.7%
3,589,744	PHT Corporation Series D (c)	2,800,000
802,996	PHT Corporation Series E (c)	1,244,403
99,455	PHT Corporation Series F (c)	263,685
		4,308,088
	Medical Devices and Diagnostics — 6.1%
2,338,198	AlterG, Inc. Series C	865,133
79,330	CardioKinetix, Inc. Series C	1,116,094
142,574	CardioKinetix, Inc. Series D	542,779
439,333	CardioKinetix, Inc. Series E	1,250,781
N/A	CardioKinetix, Inc. warrants (expiration 12/11/19) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 6/03/20) (d)	0
2,161,090	Dynex Technologies, Inc. Series A	641,844
98,824	Dynex Technologies, Inc. warrants (expiration 4/01/19)	0
7,877	Dynex Technologies, Inc. warrants (expiration 5/06/19)	0
2,021,388	IlluminOss Medical, Inc. Series C-1	775,000
3,661,706	Insightra Medical, Inc Series C	1,550,000
2,446,016	Labcyte, Inc. Series C	1,565,450
107,178	Labcyte, Inc. Series D	68,594
2,161,090	Magellan Diagnostics, Inc. Series A	1,480,995
98,824	Magellan Diagnostics, Inc. warrants (expiration 4/01/19)	0
7,877	Magellan Diagnostics, Inc. warrants (expiration 5/06/19)	0
12,877,396	Palyon Medical Corporation Series A (c)	893,691
18,832,814	Palyon Medical Corporation Series B (c)	1,306,997
N/A	Palyon Medical Corporation warrants (expiration 4/26/19) (c) (d)	0
43,478	TherOx, Inc. Series H	435
99,646	TherOx, Inc. Series I	997
3,280,000	Tibion Corporation Series B	262,400
N/A	Tibion Corporation warrants (expiration 07/12/17) (d)	0
N/A	Tibion Corporation warrants (expiration 10/30/17) (d)	0
N/A	Tibion Corporation warrants (expiration 11/28/17) (d)	0
2,606,033	Veniti, Inc. Series A (c)	2,385,302
1,307,169	Veniti, Inc. Series B (c)	1,196,452
		15,902,944
		23,709,068

The accompanying notes are an integral part of this schedule of investments.

PRINCIPAL AMOUNT		VALUE
	Convertible Notes — 1.1%
	Drug Discovery Technologies — 0.0%
700,000	deCode Genetics, Inc., 3.50% due 4/15/11 (a) (b)	$0

	Medical Devices and Diagnostics — 0.1%
266,497	Tibion Corporation Cvt. Promissory Note, 0.00% due 7/12/13 (a) (Restricted)	266,497

	Pharmaceuticals — 1.0%
2,000,000	Supernus Pharmaceuticals, Inc., 7.50% due 5/1/19(g)	2,637,240
		2,637,240
	TOTAL CONVERTIBLE NOTES	2,903,737
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $32,271,316)	26,612,805

SHARES
	COMMON STOCKS AND WARRANTS — 83.5%
	Biotechnologies/Biopharmaceuticals — 59.7%
34,546	Acorda Therapeutics, Inc. (b)	1,139,673
111,924	Alexion Pharmaceuticals, Inc. (b)	10,323,870
58,923	Alkermes plc (b)	1,689,912
504,242	Amarin Corporation plc (b) (e)	2,924,603
52,171	Amgen, Inc.	5,147,191
3,939,544	Antisoma plc (b) (f)	92,614
128,019	ARIAD Pharmaceuticals, Inc. (b)	2,239,052
127,520	Auxilium Pharmaceuticals, Inc. (b)	2,120,657
59,788	Biogen Idec, Inc. (b)	12,866,378
22,500	BioMarin Pharmaceutical Inc. (b)	1,255,275
156,955	Celgene Corporation (b)	18,349,609
164,506	Ceres, Inc. (b)	514,904
1,892	Ceres, Inc. warrants (Restricted, expiration 9/05/15) (a)	0
66,112	Cornerstone Therapeutics, Inc. (b)	528,896
87,814	Cubist Pharmaceuticals, Inc. (b)	4,241,416
60,200	Endocyte, Inc. (b)	790,426
464,770	Gilead Sciences, Inc. (b)	23,800,872
148,820	MEI Pharma Inc (b)	1,061,087
537,600	Merrimack Pharmaceuticals Inc. (b)	3,618,048
258,428	Neurocrine Biosciences, Inc. (b)	3,457,767
113,100	OncoGenex Pharmaceutical, Inc. (b)	1,108,380
37,500	OncoGenex Pharmaceutical, Inc. warrants (Restricted, expiration 10/22/15) (a)	10,125
78,501	Onyx Pharmaceuticals, Inc. (b)	6,815,457
220,658	Puma Biotechnology, Inc. (b)	9,790,595
61,003	Questcor Pharmaceuticals, Inc.	2,773,196
90,719	Regeneron Pharmaceuticals, Inc. (b)	20,400,889
827,100	Rigel Pharmaceuticals, Inc. (b)	2,762,514

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE
	Common Stocks and Warrants — continued
	Biotechnologies/Biopharmaceuticals — continued
376,750	Synta Pharmaceuticals Corporation (b)	$1,879,982
274,325	Verastem, Inc. (b)	3,807,631
139,349	Vertex Pharmaceuticals, Inc. (b)	11,129,805
		156,640,824
	Drug Delivery — 1.0%
2,678,316	A.P. Pharma, Inc. (b)	961,515
2,066,667	A.P. Pharma, Inc. warrants (Restricted, expiration 7/01/16) (a)	297,600
711,350	IntelliPharmaCeutics International, Inc. (b) (c)	1,152,387
319,800	IntelliPharmaCeutics International, Inc. warrants (Restricted, expiration 2/01/16) (a) (c)	89,544
		2,501,046
	Drug Discovery Technologies — 1.5%
176,988	Incyte Corporation (b)	3,893,737
46	Zyomyx, Inc. (Restricted) (a)	11
		3,893,748
	Generic Pharmaceuticals — 11.0%
28,365	Actavis, Inc. (b)	3,580,230
326,448	Akorn, Inc. (b)	4,413,577
99,469	Impax Laboratories, Inc. (b)	1,984,407
147,916	Mylan, Inc. (b)	4,589,833
66,228	Perrigo Company	8,013,588
82,420	Sagent Pharmaceuticals, Inc. (b)	1,729,172
115,118	Teva Pharmaceutical Industries Ltd. (e)	4,512,626
		28,823,433
	Healthcare Services — 0.3%
148,148	InnovaCare Health, Inc. (Restricted) (a) (b) (g)	851,851

	Medical Devices and Diagnostics — 3.9%
226,902	Accuray, Inc. (b)	1,302,418
130,000	Cercacor Laboratories, Inc. (Restricted) (a)	67,828
183,408	Hologic, Inc. (b)	3,539,774
36,296	iCAD, Inc. (b)	217,776
17,668	IDEXX Laboratories, Inc. (b)	1,586,233
47,854	Illumina, Inc. (b)	3,581,393
447,080	Medwave, Inc. (a) (b)	0
139	Songbird Hearing, Inc. (Restricted) (a)	93
		10,295,515
	Pharmaceuticals — 6.1%
41,773	Endo Pharmaceuticals Holdings, Inc. (b)	1,536,829
232,784	Ironwood Pharmaceuticals, Inc. (b)	2,316,201
64,177	Medivation, Inc. (b)	3,157,508
47,597	Sanofi, Contingent Value Rights (expiration 12/31/20) (b)	91,862
46,724	Shire plc (e)	4,443,920
140,800	Supernus Pharmaceuticals Inc (b)	905,344

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE
	Common Stocks and Warrants — continued
	Pharmaceuticals — continued
184,315	Warner Chilcott plc	$3,664,182
		16,115,846
	TOTAL COMMON STOCKS AND WARRANTS (Cost $145,427,604)	219,122,263

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENTS — 5.2%
$3,000,000	General Electric Capital Corp. Commercial Paper, 0.06% due 07/26/13	2,999,875
10,719,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $10,719,009, 0.01%, dated 06/28/13, due 07/01/13 (collateralized by U.S. Treasury Note 0.625%, due 05/31/17, market value $10,937,960)	10,719,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,718,875)	13,718,875
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 98.9% (Cost $191,417,795)	259,453,943

INTEREST
	MILESTONE INTERESTS (Restricted)(a) — 1.9%
	Biotechnologies/Biopharmaceuticals — 1.6%
1	Targegen Milestone Interest	4,309,222

	Medical Devices and Diagnostics — 0.3%
1	Xoft Milestone Interest	681,008

	TOTAL MILESTONE INTERESTS (Cost $3,546,573)	4,990,230
	TOTAL INVESTMENTS - 100.8% (Cost $194,964,368)	264,444,173
	OTHER ASSETS AND LIABILITIES, NET - (0.8)%	(1,972,551)
	NET ASSETS - 100%	$262,471,622

(a)	Security fair valued.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $13,181,835).
(d)	Number of warrants to be determined at a future date.
(e)	American Depository Receipt
(f)	Foreign security.
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of this schedule of investments.

Notes to Schedule of Investments

June 30, 2013

(Unaudited)

Other Information

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 to value the Fund’s net assets. For the period ended June 30, 2013, there were no transfers between levels 1 and 2.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals			$3,498,036	$3,498,036
Healthcare Services			4,308,088	4,308,088
Medical Devices and Diagnostics			16,169,441	16,169,441
Pharmaceuticals	$2,637,240		—	2,637,240
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	156,630,699		10,125	156,640,824
Drug Delivery	2,113,902		387,144	2,501,046
Drug Discovery Technologies	3,893,737		11	3,893,748
Generic Pharmaceuticals	28,823,433		—	28,823,433
Healthcare Services	—		851,851	851,851
Medical Devices and Diagnostics	10,227,594		67,921	10,295,515
Pharmaceuticals	16,115,846		—	16,115,846
Short-term Investments	—	$13,718,875	—	13,718,875
Milestone Interests
Biotechnologies/Biopharmaceuticals	—	—	4,309,222	4,309,222
Medical Devices and Diagnostics	—	—	681,008	681,008
Other Assets	—	—	269,183	269,183
Total	$220,442,451	$13,718,875	$30,552,030	$264,713,356

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

		Net Realized
		gain (loss) and
		change in			Net
	Balance as of	unrealized			transfers in
	September 30,	appreciation	Cost of	Proceeds	(out of)	Balance as of
Level 3 Assets	2012	(depreciation)	purchases	from sales	Level 3	June 30, 2013
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals	$4,466,017	$(1,773,711)	$807,732	$(2,002)	$—	$3,498,036
Drug Discovery Technologies	0	79,881	—	(79,881)	—	0
Healthcare Services	5,031,258	(723,170)	—	—	—	4,308,088
Medical Devices and Diagnostics	10,885,514	331,752	5,562,351	(610,176)	—	16,169,441
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	71,707	(61,582)	—	—	—	10,125
Drug Delivery	1,131,502	(744,358)	—	—	—	387,144
Drug Discovery Technologies	11	—	—	—	—	11
Healthcare Services	1,666,665	545,045	643,296	(2,003,155)	—	851,851
Medical Devices and Diagnostics	89,330	(21,409)	—	—	—	67,921
Milestone Interests
Biotechnologies/Biopharmaceuticals	3,691,931	617,291	—	—	—	4,309,222
Medical Devices and Diagnostics	2,372,404	1,763,448	455	(3,455,299)	—	681,008
Other Assets	1,219,599	—	649,771	(1,600,187)	—	269,183
Total	$30,625,938	$650,427	$7,663,605	$(7,750,700)	$—	$30,552,030

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2013						$(1,938,511)

The Fund has implemented the new disclosures required by Accounting Standards Update 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards.”

Fair Value at
	6/30/2013	Valuation Technique	Unobservable Input	Range
Private Companies and Other Restricted Securities	$465,097	Public market price	None	N/A

	13,392,075	Capital asset pricing model	Revenue growth rate	10%-300%
			Price to sales multiple	0.2-16.8
	10,750,438	Independent valuation	Revenue growth rate	9.2%-14.00%
			Weighted average cost of capital	15.5%-27.5%
			Discount rate	20%
			Relief from royalty rate	5%-6%
	5,944,420	Probability adjusted value	Probability of events	5%-50%
			Timing of events	0.4-5.5 years
$30,552,030

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) have established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or whose quoted price may otherwise not reflect fair value, are valued in good faith by the Adviser using a fair value process pursuant to policies and procedures approved by the Trustees described below. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are typically valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees. The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations currently assigned.

Federal Income Tax Cost

At June 30, 2013, the cost of securities for Federal income tax purposes was $194,964,368. The net unrealized gain on securities held by the Fund was $69,479,805, including gross unrealized gain of $94,509,803 and gross unrealized loss of $25,029,998.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended June 30, 2013 were as follows:

	Value on September				Value on June 30,
Issuer	30, 2012	Purchases	Sales	Income	2013

EBI Life Sciences, Inc.	$11,303				$11,303
Euthymics Biosciences, Inc.	2,606,189	$269,244	$2,002		1,099,991
IntelliPharmaCeutics International, Inc.	2,505,018	—	—		1,241,931
Neurovance, Inc.	199,863	538,488	—		738,080
Palyon Medical Corporation	1,828,573	1,306,997	512,731	$30,666	2,200,688
PHT Corporation	5,031,258	—	—	—	4,308,088
Veniti, Inc.	2,270,897	1,196,452	—	—	3,581,754
	$14,453,101	$3,311,181	$514,733	$30,666	$13,181,835

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 12% of the Fund’s net assets at June 30, 2013.

At June 30, 2013, the Fund had commitments of $1,174,748 relating to additional investments in three private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2013. The Fund on its own does not have the right to demand that such securities be registered.

	Acquisition			Carrying Value
Security (#)	Date		Cost	per Unit		Value
A.P. Pharma, Inc. Warrants (expiration 7/01/16)	6/30/11		$555	$0.14		$297,600
AlterG, Inc. Series C	4/12/13		865,133	0.37		865,133
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08		1,653,315	14.07		1,116,094
Series D Cvt. Pfd.	12/10/10		545,940	3.81		542,779
Series E Cvt. Pfd.	9/14/11		1,253,611	2.85		1,250,781
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		123	0.00		0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		123	0.00		0
Celladon Corporation
Series A-1 Cvt. Pfd.	1/27/12		1,497,955	0.45		1,492,656
Cercacor Laboratories, Inc. Common	3/31/98		0	0.52		67,828
Ceres, Inc.
Warrants (expiration 9/05/15)	9/05/07		20	0.00		0
Dynex Technologies, Inc.
Series A Cvt. Pfd.	1/03/12	††	199,963	0.30		641,844
Warrants (expiration 4/01/19)	1/03/12	††	60	0.00		0
Warrants (expiration 5/06/19)	1/03/12	††	5	0.00		0
EBI Life Sciences, Inc.
Series A Cvt. Pfd.	12/29/11	††	13,597	0.00	†	11,303
Euthymics Biosciences, Inc.
Series A Cvt. Pfd.	7/14/10 - 5/21/12		2,635,558	0.38		1,099,991
IlluminOss Medical, Inc.
Series C-1 Cvt. Pfd.	9/26/12		775,421	0.38		775,000
InnovaCare, Inc. Common	12/21/12	††	643,296	5.75		851,851
Insightra Medical, Inc. Series C Cvt. Pfd.	4/29/13		1,550,000	0.42		1,550,000
IntelliPharmaCeutics International, Inc.
Warrants (expiration 2/01/16)	1/31/11		115	0.28		89,544
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05		1,283,959	0.64		1,565,450
Series D Cvt. Pfd.	12/21/2012		68,608	0.64		68,594
MacroGenics, Inc.
Series D Cvt. Pfd.	9/04/08		878,863	0.65		156,006
Magellan Diagnostics, Inc.
Series A Cvt. Pfd.	11/28/06 - 10/01/09		1,225,113	0.69		1,480,995
Warrants (expiration 4/01/19)	4/03/09		358	0.00		0
Warrants (expiration 5/06/19)	5/12/09		29	0.00		0
Neurovance, Inc.
Series A Cvt. Pfd.	12/29/11	††	202,628	0.08		199,863
Series A-1 Cvt. Pfd.	10/11/12		538,488	0.08		538,217
OncoGenex Pharmaceuticals, Inc. Warrants (expiration 10/22/15)	10/22/10		0	0.27		10,125
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09		2,066,428	0.07		893,691
Series B Cvt. Pfd.	6/28/13		1,306,997	0.07		1,306,997
Warrants (expiration 4/26/19)	4/25/12		0	0.00		0
PHT Corporation
Series D Cvt. Pfd.	7/23/01		2,804,181	0.78		2,800,000
Series E Cvt. Pfd.	9/12/03 - 10/19/04		627,548	1.55		1,244,403
Series F Cvt. Pfd.	7/21/08		81,729	2.65		263,685
Songbird Hearing, Inc. Common	12/14/00		2,003,239	0.67		93
Targegen Milestone Interest	7/20/10		2,960,669	4,309,222		4,309,222
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00 - 8/21/07		2,001,787	0.01		435
Series I Cvt. Pfd.	7/08/05		386,639	0.01		997
Tibion Corporation
Series B Cvt. Pfd.	2/23/11		1,647,422	0.08		262,400
Warrants (expiration 7/12/17)	7/12/12		0	0.00		0
Warrants (expiration 10/30/17)	10/30/12		0	0.00		0
Warrants (expiration 11/28/17)	11/28/12		0	0.00		0
Cvt. Promissory Note	7/12/12		266,702	100.00		266,497
Veniti, Inc.
Series A Cvt. Pfd.	2/28/11		2,270,044	0.92		2,385,302
Series B Cvt. Pfd.	5/24/13		1,196,452	0.92		1,196,452
Xoft Milestone Interest	1/05/11		585,903	681,008		681,008
Zyomyx, Inc. Common	2/19/99 - 1/12/04		2,601,013	0.25		11
			$38,639,589			$30,282,847

(#) See Schedule of Investments and corresponding footnotes for more information on each issuer.

† Carrying value per unit is greater than $0.00 but less than $0.01.

†† Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Life Sciences Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	August 23, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	August 23, 2013